Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2022
Bank Loans and Notes Payable [Abstract]
Bank Loans and Notes Payable	Bank Loans and Notes Payable

		On December 31, (1)
													Carrying		Fair		Carrying
													Value at		Value at		Value at
(in millions of Mexican pesos)	2023		2024		2025		2026		2027		2028 and Thereafter		December 31, 2022		December 31, 2022		December 31, 2021
Short-term debt:
Fixed-rate debt:
Colombian pesos
Bank loans	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	311
Interest rate		—		—		—		—		—		—		—		—		2.5%
Argentine pesos
Bank loans		—		—		—		—		—		—		—		—		461
Interest rate		—		—		—		—		—		—		—		—		41.0%
Chilean pesos
Bank loans		1,072		—		—		—		—		—		1,072		1,072		261
Interest rate		12.3%		—		—		—		—		—		12.3%		—		0.7%
Uruguayan pesos
Bank loans		—		—		—		—		—		—		—		—		184
Interest rate		—		—		—		—		—		—		—		—		6.0%
Guatemalan quetzal
Bank loans		—		—		—		—		—		—		—		—		26
Interest rate		—		—		—		—		—		—		—		—		6.3%
Variable-rate debt:
Mexican pesos
Bank loans		790		—		—		—		—		—		790		790		760
Interest rate		12.5%		—		—		—		—		—		12.5%		—		5.9%
Total short-term debt	Ps.	1,862	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,862	Ps.	1,862	Ps.	2,003

(1)All interest rates shown in this table are weighted average contractual annual rates.

		On December 31, (1)

													Carrying Value at December 31, 2022		Fair Value at December 31, 2022		Carrying Value at December 31, 2021(1)
											2028 and Thereafter
(in millions of Mexican pesos)	2023		2024		2025		2026		2027
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	24,563	Ps.	24,563	Ps.	18,979	Ps.	27,646
Interest rate		—		—		—		—		—		0.7%		0.8%		—		0.7%
Promissory notes		1,270		682		—		—		186		310		2,448		2,448		—
Interest rate		1.2%		1.1%		—		—		2.1%		2.4%		1.4%		—		—
Swiss franc
Promissory notes		—		482		—		—		—		—		482		482		—
Interest rate		—		0.8%		—		—		—		—		0.8%		—		—
U.S. dollars
Yankee bond (2)		1		—		—		—		—		41,428		41,429		37,058		52,255
Interest rate		3.1%		—		—		—		—		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2023)		5,808		—		—		—		—		—		5,808		5,777		6,170
Interest rate (1)		2.9%		—		—		—		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		13,405		13,405		11,178		14,262
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		48,170		48,170		34,088		51,174
Interest rate (1)		—		—		—		—		—		3.5%		3.5%		—		3.5%
Bank loans		—		2,256		63		—		—		—		2,320		2,320		2,352
Interest rate		—		5.0%		6.8%		—		—		—		5.1%		—		3.6%
Mexican pesos
Senior Notes 22L		—		—		—		—		827		—		827		831		—
Interest rate (1)		—		—		—		—		10.9%		—		10.9%		—		—
Senior Notes 22-2L		—		—		—		—		—		8,436		8,436		8,638		—
Interest rate (1)		—		—		—		—		—		9.7%		9.7%		—		—
Domestic senior notes		7,500		—		—		—		8,493		15,445		31,438		29,191		25,947
Interest rate		5.5%		—		—		—		7.9%		8.3%		7.5%		—		7.0%
Bank loans		117		110		107		57		38		—		429		429		305
Interest rate		9.8%		9.6%		9.6%		10.9%		11.7%		—		10.0%		—		5.7%
Brazilian reais
Bank loans		35		21		—		—		—		—		56		56		94
Interest rate		7.0%		7.0%		—		—		—		—		7.0%		—		6.2%
Chilean pesos
Bank loans		317		—		—		—		—		—		317		317		338
Interest rate		1.2%		—		—		—		—		—		1.2%		—		1.2%
Uruguayan pesos
Bank loans		976		—		—		—		—		—		976		976		1,186
Interest rate		6.3%		—		—		—		—		—		6.3%		—		6.7%
Subtotal	Ps.	16,024	Ps.	3,551	Ps.	170	Ps.	57	Ps.	9,544	Ps.	151,757	Ps.	181,104	Ps.	152,768	Ps.	181,729

(1)All interest rates shown in this table are weighted average contractual annual rates.

		On December 31, (1)

													Carrying Value at December 31, 2022		Fair Value at December 31, 2022		Carrying Value at December 31, 2021(1)
											2028 and Thereafter
(in millions of Mexican pesos)	2023		2024		2025		2026		2027
Variable-rate debt:
Euro
Promissory notes	Ps.	—	Ps.	1,115	Ps.	—	Ps.	—	Ps.	929	Ps.	516	Ps.	2,560	Ps.	2,560	Ps.	—
Interest rate		—		1.1%		—		—		1.0%		1.2%		1.1%		—		—
Swiss franc
Promissory notes		—		691		—		—		—		—		691		691		—
Interest rate		—		0.8%		—		—		—		—		0.8%		—		—
Mexican pesos
Domestic senior notes		—		—		1,727		2,923		—		—		4,650		4,556		5,650
Interest rate (1)		—		—		10.4%		10.4%		—		—		10.4%		—		5.4%
Bank Loans		139		213		95		78		17		—		542		542		330
Interest rate (1)		12.9%		12.8%		13.1%		13.1%		12.7%		—		12.9%		—		6.5%
Brazilian reais
Bank loans		12		7		6		3		—		—		28		28		5
Interest rate		9.8%		9.7%		9.8%		9.8%		—		—		9.8%		—		9.0%
Colombian pesos
Bank loans		33		—		—		—		—		—		33		33		10
Interest rate		5.9%		—		—		—		—		—		5.9%		—		4.5%
Chilean pesos
Bank loans		271		—		—		—		—		—		271		272		858
Interest rate		4.9%		—		—		—		—		—		4.9%		—		1.8%
Subtotal	Ps.	455	Ps.	2,026	Ps.	1,828	Ps.	3,004	Ps.	946	Ps.	516	Ps.	8,775	Ps.	8,682	Ps.	6,853
Total long-term debt	Ps.	16,479	Ps.	5,577	Ps.	1,998	Ps.	3,061	Ps.	10,490	Ps.	152,273	Ps.	189,879	Ps.	161,450	Ps.	188,582
Current portion of long-term debt		—		—		—		—		—		—		(16,479)				(2,637)
													Ps.	191,741			Ps.	190,585

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During 2022, we are applying IFRS 9 to the hedged portion of the Senior Notes of US$ 705, which are linked to an interest rate swap. Starting in this year, the hedging gain or loss will adjust the carrying amount of the hedged item and will be recognized in P&L under “Market value (gain) loss in financial instruments”. As of December 31, 2022, the Company is recording a gain of Ps. 1,647 in the income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

											2028 and	Total		Total
Hedging Derivative Financial Instruments (1)	2023		2024		2025		2026		2027		Thereafter	2022		2021
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3)	Ps.	11,403	Ps.	—	Ps.	—	Ps.	—	Ps.	—	3,679	Ps.	15,082	Ps.	11,403
Interest pay rate		7.0%		—		—		—		—	8.9%		7.4%		7.0%
Interest receive rate		4.0%		—		—		—		—	3.6%		3.9%		4.0%
Fixed to fixed		1,743		—		—		—		—	10,000		11,743		24,235
Interest pay rate		8.2%		—		—		—		—	8.9%		8.8%		8.4%
Interest receive rate		3.3%		—		—		—		—	3.5%		3.5%		3.5%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		9.4%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		—		—		8,735	13,395		22,130		15,078
Interest pay rate		—		—		—		—		3.1%	1.9%		2.4%		1.9%
Interest receive rate		—		—		—		—		3.5%	3.5%		3.5%		3.5%
U.S. dollars to Brazilian reais
Fixed to variable		—		—		—		4,840		1,936	—		6,777		5,146
Interest pay rate		—		—		—		10.7%		2.8%	—		11.5%		9.9%
Interest receive rate		—		—		—		1.9%		2.8%	—		2.1%		2.1%
Fixed to fixed		9,294		—		—		—		—	—		9,294		9,880
Interest pay rate		11.5%		—		—		—		—	—		11.5%		9.5%
Interest receive rate		3.2%		—		—		—		—	—		3.2%		3.9%
Colombian pesos
Fixed to fixed		345		—		—		—		1,131	—		1,476		—
Interest pay rate		8.5%		—		—		—		6.3%	—		6.8%		—
Interest receive rate		2.2%		—		—		—		2.8%	—		2.6%		—
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	—		—		6,175
Interest pay rate		—		—		—		—		—	—		—		0.4%
Interest receive rate		—		—		—		—		—	—		—		1.9%
Variable to a fixed rate:		679		2,227		—		—		—	—		2,905		3,225
Interest pay rate		5.8%		3.6%		—		—		—	—		4.1%		4.2%
Interest receive rate		1.8%		1.9%		—		—		—	—		1.9%		1.9%
Variable to fixed rate (3):
Interest pay rate		7.2%		—		—		—		—	—		7.2%		7.2%
Interest receive rate		7.0%		—		—		—		—	—		7.0%		7.0%

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.8,869, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)Interest rate swaps with a notional amount of Ps.11,403 that receive a variable rate of 7.0% and pay a fixed rate of 7.2%; joined with a cross-currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 7.0%.
For the years ended December 31, 2022, 2021 and 2020, the interest expense is comprised as follows:

	2022		2021		2020
Interest on debts and borrowings	Ps.	8,129	Ps.	9,356	Ps.	10,789
Finance charges for employee benefits, net		553		476		456
Derivative instruments		1,795		1,970		1,428
Finance operating charges		48		18		(231)
Finance charges payable for leases		5,789		5,118		5,074
	Ps.	16,314	Ps.	16,938	Ps.	17,516

On March 14, 2016, the Company issued long-term debt on the Irish Stock Exchange (“ISE”) in the amount of €.1,000 million, which was made up of senior notes with a maturity of 7 years, a fixed interest rate of 1.75%, and a spread of 155 basis points over the relevant benchmark mid-swap, for a total yield of 1.824%. The Company designated this non-derivative financial liability as a hedge on the net investment in Heineken. These senior notes were prepaid in May 2021, with a settlement price of €. 1,042 million, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the income statement. As a result of this transaction, the net investment hedge was discontinued without any effects in the income statement. For the year ended December 31, 2021, up to the prepayment date, a foreign exchange gain, net of tax, had been recognized as part of the exchange differences on translation of foreign operations within the cumulative other comprehensive income of Ps. 232. The foreign exchange effects accumulated up to the prepayment date of the senior notes will be recognized in the income statement with the corresponding currency translation effect when a partial or total disposal of Heineken shares occurs.

On January 16, 2020, the Company issued U.S. $1,500 million 3.500% Senior Unsecured Notes at an annual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap to its US-denominated SEC-registered Senior Unsecured Notes due 2050 and issued U.S. $300 million 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to U.S. $1,800 million with an implied yield to maturity of 3.577%. In June 2020, the Company issued U.S. $700 million 3.500% Senior Unsecured Notes due 2050 with an implicit weighted performance of 3.358%. The Company has designated a portion of these non-derivative financial liabilities as a hedge on the net investment. For the year ended December 31, 2022, a foreign exchange gain, net of tax, has been recognized as part of the income on hedge of net investments in foreign operations within the cumulative other comprehensive income of Ps. 1,498.
In March 2020, we entered into certain short-term bank loans in Mexican pesos for an aggregate principal amount of Ps.15,000 million.
In April 2021, the Company issued €. 500 and €. 700 million in debt certificates at a fixed rate of 1.0%, maturing in 2033 and 0.5% maturing in 2028, respectively. On May 21, 2021, this non-derivative financial liability was designated as a hedge on the net investment in Heineken. For the year ended December 31, 2022, a foreign exchange gain, net of tax, has been recognized as part of the income on the hedge of net investments in foreign operations within the cumulative other comprehensive income of Ps. 2,179.
In November 2022, the Company issued $8,446 millions and $827 million in debt certificates at a fixed rate of 9.65%, maturing in 2032 and a floating rate of TIIE28 + 0.10%, maturing in 2027, respectively. In accordance with the terms of the Bonds, they are linked to FEMSA's Sustainability-Linked Bond Framework, the which was adopted and published by the Company in relation to the issuance of the Sustainability-Linked Bond denominated in Euros issued in 2021 in the international capital market, for €700 million in senior notes maturing in 2028, and €500 million in senior notes maturing in 2033.

Coca-Cola FEMSA has the following bonds:
a)registered with the Mexican stock exchange:
i)     Ps. 7,500 (nominal value), maturing in 2023 and a fixed interest rate of 5.46%; ii) Ps. 8,500 (nominal value) with a maturity in 2027 and a fixed interest rate of 7.87%; iii) Ps. 1,727 (nominal value) with a maturity date in 2025 and a floating interest rate of TIIE + 0.08%; iv) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, v) Ps. 6,965 (nominal amount) on a Sustaninability-Linked Bond (SLB) with a maturity date in 2028 and fixed rate of 7.36%, and vi) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, vii)
Ps.5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, viii) Ps.$500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05%.

b)registered with the New York Stock Exchange:
i)    Senior notes of U.S. $1,041 with a fixed interest rate of 2.75% and maturity on January 22, 2030; ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043.

The Senior Notes are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (the “Guarantors”).
During 2020, Coca-Cola FEMSA obtained (and paid off) bank loans to build enhance liquidity to the COVID-19 pandemic: in Mexico for an amount of Ps. 15,650 at a weighted interest rate of 6.04%, in Argentina and Colombia for an amount of Ps. 1,184. Similarly, on January 22, 2020, Coca-Cola FEMSA prepaid senior notes during the same year in Mexico of US. $900, and on February 18, 2020, Coca-Cola FEMSA paid the total balance of its senior notes in of US. $ 500.
In addition, Coca-Cola FEMSA entered into bank loans in Argentine and Uruguayan peso with some banks for Ps. 711 and Ps. 759, respectively.
During the third quarter of 2021, Coca-Cola FEMSA issued the first SLB in the Mexican market for a total of Ps. 9,400 in the modality of communicating vessels with maturities in 2025 and 2026 and with those resources prepaid bilateral loans denominated in Mexican pesos of: i) Ps. 3,760 with a maturity date of February 2025 and ii) Ps. 5,640 with an expiration date of August 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2024 and 2026), the interest rate on the bonds will increase by 25 basis points.

Additionally, during 2021, Coca-Cola FEMSA obtained bank loans in local currency in Argentina and Uruguay for Ps. 461 and Ps. 1,114 (nominal amounts) respectively.

During the fourth quarter of 2022, Coca-Cola FEMSA repurchased a portion of the following notes registered with the SEC i) Senior notes of US. $ 209 with maturity date on January 2030, and ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts).

Additionally during 2022, Coca-Cola FEMSA issued a social and sustainable bond in the Mexican Market on a dual-tranche transaction for an amount of Ps. 6,000.

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company complied with all restrictions and covenants contained in its financing agreements.
19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2022		Cash Flows		Non-cash effects								December 31, 2022
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	7,580	Ps.	(415)	Ps.	—	Ps.	—	Ps.	(78)	Ps.	(375)	Ps.	6,712
Notes payable		183,005		6,718		6,181		—		(8,957)		(1,919)		185,029
Total liabilities from financing activities		190,585		6,303		6,181		—		(9,034)		(2,294)		191,741
Lease liabilities		62,355		(15,108)		21,933		10,686		(356)		13,807		93,317
Total financing activities	Ps.	252,940	Ps.	(8,805)	Ps.	28,114	Ps.	10,686	Ps.	(9,390)	Ps.	11,513	Ps.	285,058

(1) Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2021		Cash Flows		Non-cash effects								December 31, 2021
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	19,430	Ps.	(11,015)	Ps.	—	Ps.	—	Ps.	(939)	Ps.	104	Ps.	7,580
Notes payable		169,235		12,156		—		—		1,614		—		183,005
Total liabilities from financing activities		188,665		1,141		—		—		675		104		190,585
Lease liabilities		58,308		(12,325)		1,540		7,871		(798)		7,759		62,355
Total financing activities	Ps.	246,973	Ps.	(11,184)	Ps.	1,540	Ps.	7,871	Ps.	(123)	Ps.	7,863	Ps.	252,940

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2020		Cash Flows		Non-cash effects								December 31, 2020
									Foreign
					Acquisition		New leases		Exchange		Others
									Income
									(Loss)
Bank loans	Ps.	20,807	Ps.	(1,286)	Ps.	—	Ps.	—	Ps.	221	Ps.	(312)	Ps.	19,430
Notes payable		97,144		67,379		—		—		4,813		(101)		169,235
Total liabilities from financing activities		117,951		66,093		—		—		5,034		(413)		188,665
Lease liabilities		54,679		(9,810)		1,765		7,982		(584)		4,276		58,308
Total liabilities from financing activities		172,630		56,283		1,765		7,982		4,450		3,863		246,973